EQUITY-ACCOUNTED INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Detailed Information About Equity-Accounted Investments [Abstract]
Summary of equity-accounted investments
The following are Brookfield Renewable’s equity-accounted investments for the six months ended June 30, 2022:

(MILLIONS)	June 30, 2022
Balance, beginning of year	$1,107
Investment	74
Share of net income	48
Share of other comprehensive income	—
Dividends received	(37)
Foreign exchange translation and other	(28)
Balance as at June 30, 2022	$1,164